Trade Payables, Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Summary of Trade Payables

in CHF thousands	As of December 31, 2023	As of December 31, 2022
Trade payables	(7,596)	(3,867)
Total	(7,596)	(3,867)

Schedule of Accrued Expenses and Other Payables

in CHF thousands	As of December 31, 2023	As of December 31, 2022
Product development related expenses	2,801	4,805
Personnel related expenses	2,301	2,249
General and administration related expenses	765	957
Other payables	81	-
Total	5,948	8,011